Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Allowance for credit losses, beginning of the period	$ 1,165,336	$ 862,580	$ 742,772
Provision for credit losses	3,538,569	2,815,633
Write offs		(2,525,100)	(1,411,415)
Recoveries		12,223
Allowance for credit losses, as of the end of the period	$ 4,703,905	$ 1,165,336	$ 862,580